SHARE-BASED COMPENSATION (Schedule of Estimated Using Acceptable Option Pricing Models) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield (%)	0.00%	0.00%	0.00%
Expected volatility of the share prices (%)
Early exercise factor (%)		150.00%
Weighted average share prices (Dollar)	$ 2.43	$ 4.83	$ 4.07
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility of the share prices (%)	51.00%	41.00%	44.00%
Risk-free interest rate (%)	0.20%	1.85%	1.63%
Early exercise factor (%)	100.00%		100.00%
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility of the share prices (%)	71.00%	53.00%	54.00%
Risk-free interest rate (%)	0.90%	2.45%	2.69%
Early exercise factor (%)	150.00%		150.00%